Related parties - Summary of remuneration package (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) EquityInstruments	Dec. 31, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits for executive committee members as a group | €	€ 3,102,000
Post-employment benefits | €	392,000	€ 323,000	€ 305,000
Total benefits excluding warrants and RSUs | €	€ 4,262,000	€ 16,618,000	€ 5,346,000
Granted during the period	2,173,335	1,699,690	1,235,245
Total cost of warrants granted in the year | €	€ 22,921,000	€ 14,236,000	€ 15,507,000
Key management personnel compensation, tax advisory services amount | €			€ 20,100
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	275,000	360,000	402,500
Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	128,769	213,147
Number of RSUs granted in the year	61,829	188,571	0
Executive committee members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Short-term benefits for executive committee members as a group | €		€ 14,129,000	€ 2,909,000
Gross salary | €	€ 2,531,000	2,121,000	1,920,000
Employer social security on gross salary | €		61,000	125,000
Cash bonus | €	433,000	1,230,000	757,000
Exceptional bonus | €		10,500,000
Employer social security on exceptional bonus | €		108,000
Other short-term benefits | €	€ 138,000	109,000	107,000
Long-term benefits for executive committee members as a group | €		€ 1,874,000	€ 1,812,000
Executive committee members as a group | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	275,000	315,000	350,000
Onno van de Stolpe | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	85,000	100,000
Onno van de Stolpe | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year	18,317	57,528	0
Bart Filus | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	50,000	65,000
Bart Filus | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year	12,600	39,846	0
Andre Hoekema | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	30,000	50,000
Andre Hoekema | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year	832	19,922	0
Piet Wigerink | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	40,000	50,000
Piet Wigerink | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year	12,080	33,077	0
Walid Abi-Saab | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	40,000	50,000
Walid Abi-Saab | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year	12,080	33,077	0
Michele Manto | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period	30,000	40,000
Michele Manto | Restricted Stock Units (RSUs)
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of RSUs granted in the year	5,920	5,121	0
Supervisory board members as a group
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period		45,000	52,500
Raj Parekh
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	€ 220,000	€ 90,000	€ 92,000
Raj Parekh | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period		15,000	15,000
Harrold van Barlingen
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €			€ 15,000
Howard Rowe
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	125,000	€ 55,000	€ 53,000
Howard Rowe | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period		7,500	7,500
Werner Cautreels
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €		€ 15,000	€ 48,000
Werner Cautreels | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period			7,500
Katrine Bosley
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	115,000	€ 45,000	€ 45,000
Katrine Bosley | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period		7,500	7,500
Christine Mummery
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €		€ 13,000	€ 40,000
Christine Mummery | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period			7,500
Mary Kerr
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	115,000	€ 45,000	€ 46,000
Mary Kerr | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period		7,500	7,500
Peter Guenter
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	115,000	€ 30,000
Peter Guenter | Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Granted during the period		7,500
Elisabeth Svanberg
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Board fees and other short-term benefits for directors | €	€ 78,000